EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - other operating income / (expenses) (FY) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Net gain / (losses) on disposal of cryptocurrencies		$ 471	$ (2,230)	$ (3,131)	$ 18,725	$ 2,716
Impairment loss of cryptocurrencies					(436)
Change in fair value of cryptocurrencies lent					(3,735)
Net loss on disposal of mining machine		(572)		(497)	(36)	(2,984)
Write-off of receivables from related parties	[1]					(2,025)
Others					107	248
Total		$ (100)	$ (2,791)	$ (3,628)	$ 14,625	$ (2,045)

[1]	In 2020, Bishkek Maker Cloud Technologies Co., Ltd. (“Bishkek”), an entity of the Bitdeer Business, waived a receivable of approximately US$2.0 million from one of the subsidiaries of Bitmain. Bishkek was disposed of in July 2021.